Indebtedness (Debt Offerings During The Current Period) (Details)	12 Months Ended
	Dec. 31, 2011 2.500% U.S. Dollar Notes Issued On May 2011 And Due May 2016 [Member] USD ($)	Dec. 31, 2011 4.125% U.S. Dollar Notes Due May 2021 [Member] USD ($)	Dec. 31, 2011 2.500% U.S. Dollar Notes Issued On August 2011 And Due May 2016 [Member] USD ($)		Dec. 31, 2011 2.900% U.S. Dollar Notes Due November 2021 [Member] USD ($)	Dec. 31, 2011 4.375% U.S. Dollar Notes Due November 2041 [Member] USD ($)	Dec. 31, 2011 1.000% Swiss Franc Notes Due December 2016 [Member] USD ($)	Dec. 31, 2011 1.000% Swiss Franc Notes Due December 2016 [Member] CHF	Dec. 31, 2011 2.000% Swiss Franc Notes Due December 2021 [Member] USD ($)	Dec. 31, 2011 2.000% Swiss Franc Notes Due December 2021 [Member] CHF
Debt Instrument [Line Items]
Face Value	$ 650,000,000	$ 350,000,000	$ 600,000,000		$ 750,000,000	$ 750,000,000	$ 362,000,000	325,000,000	$ 335,000,000	300,000,000
Interest Rate	2.50%	4.125%	2.50%		2.90%	4.375%	1.00%	1.00%	2.00%	2.00%
Issuance	May 2011	May 2011	August 2011	[1]	November 2011	November 2011	December 2011	December 2011	December 2011	December 2011
Maturity	May 01, 2016	May 01, 2021	May 01, 2016		Nov. 01, 2021	Nov. 01, 2041	Dec. 01, 2016	Dec. 01, 2016	Dec. 01, 2021	Dec. 01, 2021

[1]	The notes are a further issuance of the 2.500% notes issued by PMI in May 2011.